Stock-Based Compensation - Additional Information (Detail) (CAD) In Millions, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended														1 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 26, 2012	Dec. 31, 2013 TSARs	Dec. 31, 2012 TSARs	Dec. 31, 2011 TSARs	Dec. 31, 2013 TSARs Minimum	Dec. 31, 2013 TSARs Maximum	Dec. 31, 2013 Deferred Share Unit	Dec. 31, 2012 Deferred Share Unit	Dec. 31, 2011 Deferred Share Unit	Dec. 31, 2013 Employee Share Purchase Plan	Dec. 31, 2012 Employee Share Purchase Plan	Dec. 31, 2011 Employee Share Purchase Plan	Dec. 31, 2013 Regular and Performance stock options	Dec. 31, 2012 Regular and Performance stock options	Dec. 31, 2011 Regular and Performance stock options	Mar. 31, 2012 Performance Share Unit	Dec. 31, 2013 Performance Share Unit	Dec. 31, 2012 Performance Share Unit	Dec. 31, 2011 Performance Share Unit	Sep. 30, 2012 Performance Share Unit	Dec. 31, 2013 Restricted Share Unit	Dec. 31, 2012 Restricted Share Unit	Dec. 31, 2011 Restricted Share Unit	Dec. 31, 2013 Restricted Share Unit Maximum	Dec. 31, 2013 Restricted Share Unit Maximum Cash Settled Restricted Stock Units
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock-based compensation expense	92	64	43		6	7	4			32	23	5	5	4	4	17	24	15		25	(1)	15		10	7
Recognition of revised vesting terms in the stock-based compensation plans				8
Other than options vesting period								12 months	48 months	48 months										3 years				3 years			36 months
Other than options expiry period					10 years
Cancellation of SARs							3,500,000
Adjustment to Additional Paid in Capital Reclassification of Fair Value of Recognized Liability							75
Adjustment to Additional Paid in Capital Recognition of Deferred Tax Asset							18
Weighted Average Fair Value of Unit Cancelled							23.75
Company's closing stock price	160.65
Grant date Fair Value of options, issued	20	28	12
(Reduction) Increase in fair value of option		(2)
Total unrecognized compensation related to share based compensation plans										6						17				58				5
Expected to be recognized over a weighted-average period										1 year 2 months 12 days						2 years 2 months 12 days				2 years								1 year
Common shares available for granting of future options under stock option plans	2,426,425	2,728,685	3,459,831
Common shares, authorized	18,966,842	18,728,642	15,578,642
Units Issued																				206,405					113,408	64,470
Remaining Payout Amount																			24				31
Total PSU payout																			200.00%
Number Of Trading Days																			30 days
Fair value of other than option on grant date																				26	38	16
Matching no. of DSU's that may be granted to key employees to meet share ownership target when acquiring Common Shares and DSU's acquired	25.00%
Company granted DSUs										76,035
Grant date fair value										10
Period in which company's contribution are expensed													1 year
Employer contribution to employee share purchase plan													$1 for every $3 contributed by employees
The highest percentage of annual salary that an employee is permitted to utilize with respect to the plan													6.00%
Total number of shares purchased on behalf of participants													271,934	445,951	630,480
Employer contributions													5	4	4